Stockholder’s Equity	12 Months Ended
Dec. 31, 2025
Stockholder's Equity [Abstract]
Stockholder’s Equity

Note 10 — Stockholder’s Equity

Preferred Stock— The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.01 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2025 there were no shares of preferred stock issued or outstanding.

Class A Common Stock— The Company is authorized to issue 5,000,000,000 shares of Class A common stock with par value of $0.01 each. As of December 31, 2025, there were 346,548,153 shares of Class A Common Stock issued and outstanding.

Class B Common Stock— The Company is authorized to issue 500,000,000 shares of Class B common stock with par value of $0.01 each. As of December 31, 2025, there were 304,842,759 shares of Class B Common Stock issued and outstanding.

Stock Options

On December 8, 2025, the Company entered into two employment agreements, pursuant to which the Company granted 13,120,888 options to employees with vesting periods of 4 or 5 years, respectively and exercise price of $14.43, of which 6,089,634 were time based and 7,031,254 were performance based. The options has vesting periods of 4 years and 5 years and expire in 10 years. The performance conditions were not met at December 31, 2025 and therefore no stock based compensation was expensed on these options. For the period March 7, 2025 to December 31, 2025, total stock-based compensation related to the time based options was $10,493,658 and included in general and administrative expense on the accompanying consolidated statement of operations.

The assumptions used in the Black-Scholes model are set forth in the table immediately below:

December 8, 2025
Exercise price	$14.43
Risk-free interest rate	3.81%
Volatility	90.0%
Expected life (years)	7.00
Dividend yield	0.0%

The following is an analysis of the stock option grant activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at March 7, 2025	-	$-	$-
Granted	13,120,888	14.43	4.18
Expired	-	-	-
Exercised	-	-	-
Outstanding at December 31, 2025	13,120,888	$14.43	$4.18

At December 31, 2025, the outstanding options had no intrinsic value and no options were vested and exercisable. The weighted average fair value of options granted for the period from March 7, 2025 inception to December 31, 2025 was $11.5.

The Company will recognize the remaining total stock-based compensation of $59,464,057 in future periods as follows:

Year	Amount
2026	$13,991,544
2027	13,991,544
2028	13,991,544
2029	13,991,544
Thereafter	3,497,881
Total	$59,464,057